UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arrow Capital Management, LLC

Address:  408 West 14th Street
          New York, NY 10014

13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Amy R. Wolf
Title:    Chief Financial Officer
Phone:    (212) 243-7338


Signature, Place and Date of Signing:

/s/ Amy R. Wolf                     New York, NY           February 14, 2007
-------------------------      ---------------------    ----------------------
    [Signature]                     [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       35

Form 13F Information Table Value Total:     $178,710
                                             (in thousands)


List of Other Included Managers:

Form 13F  File Number            Name


(1)       028-                   Arrow Partners LP
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

                                                    FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2        COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8

                                TITLE                       VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP      (X$1000)   PRN AMT  PRN CALL   DISCRETION  MGRS  SOLE     SHARED   NONE
--------------                  --------         -----      --------   -------  --- ----   ----------  ----  ----     ------   ----
AMERICAN EXPRESS CO              COM             025816109  17,218    283,800  SH         SHARED              283,800
AMERICAN EXPRESS CO              COM             025816109   9,768    161,000  SH         SOLE         NONE   161,000
CITIGROUP INC                    COM             172967101   1,114     20,000  SH         SOLE         NONE    20,000
CITIGROUP INC                    COM             172967101  15,958    286,500      CALL   SHARED                        286,500
CITIGROUP INC                    COM             172967101   7,993    143,500      CALL   SOLE         NONE   143,500
COCA COLA CO                     COM             191216100   2,557     53,000  SH         SHARED                         53,000
COCA COLA CO                     COM             191216100     540     11,200  SH         SOLE         NONE    11,200
COCA COLA CO                     COM             191216100  15,044    311,800      CALL   SHARED                        311,800
COCA COLA CO                     COM             191216100   4,536     94,000      CALL   SOLE         NONE   112,000
COLLECTORS UNIVERSE INC          COM NEW         19421R200   1,340    100,000  SH         SHARED       1                100,000
COLLECTORS UNIVERSE INC          COM NEW         19421R200     537     40,100  SH         SOLE         NONE    40,100
DIAMOND HILL INVESTMENT GROU     COM NEW         25264R207   3,588     42,856  SH         SHARED       1                 42,856
DIAMOND HILL INVESTMENT GROU     COM NEW         25264R207   1,467     17,522  SH         SOLE         NONE    17,522
GENTEK INC                       COM NEW         37245X203     104      3,000  SH         SOLE         NONE     3,000
ISHARES INC                      MSCI MALAYSIA   464286830   3,640    400,000  SH         SHARED       1                400,000
ISHARES INC                      MSCI MALAYSIA   464286830     819     90,000  SH         SOLE         NONE    90,000
ISHARES INC                      MSCI SINGAPORE  464286673   7,329    654,400  SH         SHARED       1                654,400
ISHARES INC                      MSCI SINGAPORE  464286673   3,584    320,000  SH         SOLE         NONE   320,000
J CREW GROUP INC                 COM             46612H402     366      9,500  SH         SOLE         NONE     9,500
MAGNA ENTMT CORP                 CL A            559211107   1,397    309,800  SH         SHARED       1                309,800
MAGNA ENTMT CORP                 CL A            559211107     397     88,000  SH         SOLE         NONE    88,000
MASTERCARD INC                   CL A            57636Q104  26,395    268,000  SH         SHARED       1                268,000
MASTERCARD INC                   CL A            57636Q104  12,508    127,000  SH         SOLE         NONE   127,000
MCDONALDS CORP                   COM             580135101   5,541    125,000  SH         SHARED       1                125,000
MCDONALDS CORP                   COM             580135101   2,438     55,000  SH         SOLE         NONE    55,000
MCGRAW HILL COS INC              COM             580645109   6,462     95,000  SH         SHARED       1                 95,000
MCGRAW HILL COS INC              COM             580645109   2,381     35,000  SH         SOLE         NONE    35,000
MOHAWK INDS INC                  COM             608190104   6,288     84,000  SH         SHARED       1                 84,000
MOHAWK INDS INC                  COM             608190104   2,261     30,200  SH         SOLE         NONE    30,200
NYMEX HOLDINGS INC               COM             62948N104     124      1,000  SH         SOLE         NONE     1,000
RIVIERA HLDGS CORP               COM             769627100   9,014    373,100  SH         SHARED       1                373,100
WINN DIXIE STORES INC            COM NEW         974280307     473     35,000  SH         SHARED       1                 35,000
WINN DIXIE STORES INC            COM NEW         974280307     203     15,000  SH         SOLE         NONE    15,000
WINTHROP RLTY TR                 SH BEN INT      976391102   3,858    563,275  SH         SHARED       1                563,275
WINTHROP RLTY TR                 SH BEN INT      976391102   1,466    214,025  SH         SOLE         NONE   214,025







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